SUPPLEMENT DATED MARCH 20, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2022 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio – At a meeting held on March 15, 2023, the Board of Trustees of Pacific Select Fund (the “Trust”), including a majority of the independent trustees, approved Aristotle Pacific Capital, LLC (“Aristotle Pacific”) to serve as sub-adviser to the Core Income, Floating Rate Income and High Yield Bond Portfolios (the “Funds”), effective upon the closing of the acquisition of the Funds’ current sub-adviser, Pacific Asset Management (“PAM”), by Aristotle Capital Management, LLC (“Aristotle”) that is expected to occur in the second quarter of 2023 (the “Acquisition”). Upon the closing of the Acquisition, PAM will become a subsidiary of Aristotle and will be renamed Aristotle Pacific Capital, LLC. As a result, all references to PAM in the Prospectus will be deleted and replaced with Aristotle Pacific effective as of the closing of the Acquisition. Further, the Funds’ investment goals, principal investment strategies and portfolio management teams are not expected to change as a result of the Acquisition.

Large-Cap Growth Portfolio – At a meeting held on March 15, 2022, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved FIAM LLC (“FIAM”) to serve as the sub-adviser of the Large-Cap Growth Portfolio (the “Fund”) effective May 1, 2023, replacing BlackRock Investment Management, LLC. The Board also approved an increase in the fee waiver for the Fund effective with the approval of FIAM.

In connection with this sub-adviser change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by FIAM. Pacific Life Fund Advisors LLC, the investment adviser to the Fund, may begin this transitioning prior to May 1, 2023 utilizing the principal investment strategies described below.

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – In connection with the Acquisition described above, the ESG Underlying Fund managed by Pacific Life Fund Advisors LLC and sub-advised by Pacific Asset Management LLC (the “PF Fund”) is expected to be reorganized with and into another fund managed by Aristotle Investment Services, LLC and sub-advised by Aristotle Pacific Capital, LLC (the “Aristotle Fund”), subject to the approval of the shareholders of the PF Fund. As a result, all references to PAM and the PF Fund in the Prospectus will be deleted and replaced with Aristotle Pacific and the Aristotle Fund effective as of the closing of the Acquisition. Neither Aristotle Investment Services, LLC, Aristotle Pacific nor the Aristotle Fund are affiliated with the Trust, the ESG Portfolios or the ESG Portfolios’ investment adviser. Further, this ESG Underlying Fund’s investment goal, principal investment strategies and portfolio management team are not expected to change as a result of the Acquisition.

Disclosure Changes to the Fund Summaries section

Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio – Effective as of the closing of the Acquisition, the second paragraph in the Performance section for each of the Funds will be deleted and replaced with the following:

Aristotle Pacific Capital, LLC began managing the Fund in the second quarter of 2023. Other firms managed the Fund before that date.

Equity Index Portfolio, Small-Cap Equity Portfolio (BlackRock managed portion) and Small-Cap Index Portfolio – In the Management subsection, information regarding Suzanne Henige and Amy Whitelaw is deleted and the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Peter Sietsema, CFA, Director and Senior Portfolio Manager           Since 2023

Large-Cap Growth Portfolio – Effective May 1, 2023, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.72%	0.72%
Service Fee	0.20%	0.00%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.95%	0.75%
Less Fee Waiver[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

[1]	The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2024. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Effective May 1, 2023, under the Examples subsection, the table will be deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class I	$89	$295	$518	$1,159
Class P	$68	$232	$409	$923

Effective May 1, 2023, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of large-capitalization companies. The Fund primarily invests in the common stock of large-capitalization U.S. companies that the sub-adviser believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. The sub-adviser considers a company to be a large-capitalization company if it is within the range of the Fund’s current benchmark index, the Russell 1000 Growth Index, which measures the performance of the large-capitalization growth segment of the U.S. equity universe. As of December 31, 2022, the market capitalization range of the Russell 1000 Growth Index was approximately $735.7 million to $2.1 trillion. As of December 31, 2022, the weighted average market capitalization of the Fund was approximately $572.2 billion.

The Fund may invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries, that may be U.S. dollar or foreign currency denominated. The Fund may also invest up to 20% of its assets in the common stock of mid-capitalization and small-capitalization U.S. companies.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2022, a significant portion of the Fund is represented by securities of companies in the Technology sector. The components of the Fund are likely to change over time.

In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Effective May 1, 2023, in the Principal Risks subsection, Communications Sector Risk will be deleted.

Effective May 1, 2023, in the Performance subsection, the second paragraph will be deleted and replaced with the following:

FIAM LLC (“FIAM”) began managing the Fund on May 1, 2023, and some investment policies changed at that time. Other firms managed the Fund before that date.

Effective May 1, 2023, in the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, will be deleted and replaced with the following:

Sub-Adviser – FIAM LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jason Weiner, Co-Portfolio Manager	Since 2023
Asher Anolic, Co-Portfolio Manager	Since 2023

Mid-Cap Value Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, is deleted and replaced with the following:

Sub-Adviser – Boston Partners Global Investors, Inc. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Steven L. Pollack, CFA, Portfolio Manager Timothy P. Collard, Portfolio Manager	Since 2015 Since 2023

Value Advantage Portfolio – In the Management subsection, information regarding Lawrence Playford is deleted.

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – Effective as of the closing of the Acquisition, in the Principal Investment Strategies subsection, all references to the ESG Underlying Fund managed by Pacific Life Fund Advisors LLC and sub-advised by Pacific Asset Management LLC (the “PF Fund”) will be deleted and replaced with the ESG Underlying Fund managed by Aristotle Investment Services, LLC and sub-advised by Aristotle Pacific Capital, LLC (the “Aristotle Fund”).

In addition, in the Principal Investment Strategies subsection, effective as of the closing of the Acquisition, the first sentence of the ninth paragraph will be amended to add Aristotle Investment Services, LLC and Aristotle Pacific Capital, LLC to the list of firms that are not affiliated with the Trust, the Fund or the Fund’s investment adviser, and the second sentence will be deleted.

Effective as of the closing of the Acquisition, in the Principal Risks subsection, the fifth and sixth sentences in the Conflicts of Interest Risk will be deleted, and in the Principal Risks from Holdings in ESG Underlying Funds subsection, the ESG Underlying Fund Risk will be deleted in its entirety.

Pacific Dynamix – Conservative Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, High Yield/High Risk or “Junk” Securities Risk, Currency Risk and Geographic Focus are deleted and Financial Sector Risk and Industrial Sector Risk are added after Technology Sector Risk:

●     Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●    Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies.

Pacific Dynamix – Moderate Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Mid-Capitalization Companies Risk is deleted and Financial Sector Risk and Industrial Sector Risk are added after Geographic Focus Risk:

●     Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●    Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies.

Pacific Dynamix – Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Financial Sector Risk and Industrial Sector Risk are added after Technology Sector Risk:

●     Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

●    Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies.

Portfolio Optimization Conservative Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, Growth Companies Risk is added after Value Companies Risk:

●     Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

Portfolio Optimization Moderate-Conservative Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, Technology Sector Risk is added after Small Capitalization Companies Risk:

●     Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Large-Cap Growth Portfolio – Effective May 1, 2023, the Principal Investments Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of large-capitalization companies. The Fund primarily invests in the common stocks of large-capitalization U.S. companies that the sub-adviser believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. The sub-adviser considers a company to be a large-capitalization company if it is within the range of the Fund’s current benchmark index, the Russell 1000 Growth Index, which measures the performance of the large-capitalization growth segment of the U.S. equity universe. As of December 31, 2022, the market capitalization range of the Russell 1000 Growth Index was approximately $735.7 million to $2.1 trillion. As of December 31, 2022, the weighted average market capitalization of the Fund was approximately $572.2 billion.

The Fund may invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries, that may be U.S. dollar or foreign currency denominated. The Fund may also invest up to 20% of its assets in the common stock of mid-capitalization and small-capitalization U.S. companies.

The sub-adviser seeks to invest the Fund’s assets in the common stock of companies that it believes has high growth potential (“growth stocks”), which tend to be companies with higher than average price/earnings or price/ book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2022, a significant portion of the Fund is represented by securities of companies in the Technology sector. The components of the Fund are likely to change over time.

In buying and selling securities for the Fund, the sub-adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Effective May 1, 2023, in the Principal Risks subsection, Communications Sector Risk will be deleted.

ESG Portfolios – Effective as of the closing of the Acquisition, in the Principal Investment Strategies subsection, all references to the ESG Underlying Fund managed by PLFA and sub-advised by PAM (the “PF Fund”) will be deleted and replaced with the ESG Underlying Fund managed by Aristotle Investment Services, LLC and sub-advised by Aristotle Pacific (the “Aristotle Fund”).

In addition, in the Principal Investment Strategies subsection, effective as of the closing of the Acquisition, the first sentence of the tenth paragraph will be amended to add Aristotle Investment Services, LLC and Aristotle Pacific Capital, LLC to the list of firms that are not affiliated with the Trust, the Fund or the Fund’s investment adviser, and the second sentence will be deleted.

Effective as of the closing of the Acquisition, in the Principal Risks from Holdings in ESG Underlying Funds subsection, ESG Underlying Fund Risk will be deleted.

Pacific Dynamix – Conservative Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, High Yield/High Risk or “Junk” Securities Risk, Currency Risk and Geographic Focus are deleted and the following risks are added alphabetically:

●     Financial Sector Risk

●     Industrial Sector Risk

Pacific Dynamix – Moderate Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Mid-Capitalization Companies Risk is deleted and the following risks are added alphabetically:

●     Financial Sector Risk

●     Industrial Sector Risk

Pacific Dynamix – Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, the following risks are added alphabetically:

●     Financial Sector Risk

●     Industrial Sector Risk

Portfolio Optimization Conservative Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, the following risk is added alphabetically:

●	Growth Companies Risk

Portfolio Optimization Moderate-Conservative Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, the following risk is added alphabetically:

●     Technology Sector Risk

In the Additional Information About Principal Risks subsection, Industrial Sector Risk is added alphabetically:

●    Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. For example, aerospace and defense companies can be significantly affected by government spending policies because they rely significantly on government demand for their products and services. Transportation securities, another component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

In the Additional Information About Principal Risks subsection, effective as of the closing of the Acquisition, the sixth and seventh sentences of the first paragraph as well as the last sentence of the third paragraph of the Conflicts of Interest Risk will be deleted, the ESG Underlying Fund Risk will be deleted in its entirety, and the reference to the PF Fund in the Mortgage-Related and Other Asset-Backed Securities Risk will be changed to the Aristotle Fund.

Disclosure Changes to the About Management section

Effective May 1, 2023, in the table for BlackRock Investment Management, LLC, the Large-Cap Growth Portfolio section will be deleted.

Also in the table for BlackRock Investment Management, LLC, information regarding Suzanne Henige, CFA and Amy Whitelaw is deleted and the following is added for the Equity Index Portfolio, Small-Cap Equity Portfolio and Small-Cap Index Portfolio:

Peter Sietsema, CFA	Director, Senior Portfolio Manager and a member of BlackRock’s ETF and index investments team since 2007. He began his investment career in 2001 and has a BS from California State University, Sacramento.

In the table for Boston Partners Global Investors, Inc., the following is added alphabetically to the subsection for the Mid-Cap Value Portfolio:

Timothy P. Collard	Assistant Portfolio Manager of Boston Partners’ Mid Cap Equity Product since 2023. Prior to that, he was an Equity Analyst with Boston Partners since 2018. He began his investment career in 2005 and has a BA from Middlebury College.

Effective May 1, 2023, in the table for FIAM LLC, the following will be added after the subsection for the International Small-Cap Portfolio:

LARGE-CAP GROWTH PORTFOLIO
Jason Weiner	Portfolio Manager of FIAM since 1991. Mr. Weiner began his investment career in 1991 and has a BA from Swarthmore College.
Asher Anolic	Portfolio Manager of FIAM since 2008. Mr. Anolic began his investment career in 2000 and has a BA from Vassar College and an MBA from Johnson Graduate School of Management at Cornell University.

In the table for J.P. Morgan Investment Management Inc., information regarding Lawrence Playford, CFA, CPA is deleted from the subsection for the Value Advantage Portfolio.

Effective as of the closing of the Acquisition, the table for Pacific Asset Management LLC will be deleted and the following table will be added alphabetically:

Aristotle Pacific Capital, LLC (formerly named Pacific Asset Management LLC)

840 Newport Center Drive, 7th Floor, Newport Beach, California 92660

Aristotle Pacific Capital, LLC (“Aristotle Pacific”), a subsidiary of Aristotle Capital Management, LLC, is a registered investment adviser that provides investment services to a variety of clients. As of December 31, 2022, Aristotle Pacific’s total assets under management were approximately $20.2 billion.

CORE INCOME PORTFOLIO David Weismiller, CFA

Managing Director and Portfolio Manager of Aristotle Pacific (formerly Pacific Asset Management LLC (“PAM”)) since 2007. Mr. Weismiller is the Lead Portfolio Manager for the Short Duration, Core Plus and Investment Grade Strategies. As the Lead Portfolio Manager, he has final authority over all aspects of the Fund’s portfolio, including security selection sector allocation and risk positioning. In addition, Mr. Weismiller covers the utilities sector. He began his investment career in 1997 and has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA	Managing Director and Portfolio Manager of Aristotle Pacific (formerly PAM) since 2007. Mr. Marzouk is a Portfolio Manager to the corporate (bank) loan strategy. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.
Brian M. Robertson, CFA	Managing Director of Aristotle Pacific (formerly PAM) since 2012 and Portfolio Manager since 2008. Mr. Robertson also provides research and analysis of investments in the forest products, paper and packaging sectors. He began his investment career in 2003 and has a BA from the University of Michigan.
Ying Qiu, CFA	Managing Director and Portfolio Manager of Aristotle Pacific (formerly PAM) since 2016. Ms. Qiu is a Co-Portfolio Manager on various investment grade portfolios and has credit research responsibilities focusing on asset-backed securities (“ABS”). Ms. Qiu began her investment career in 1997 and has a BA from Renmin University of China and an MBA from Emory University.

FLOATING RATE INCOME PORTFOLIO
J.P. Leasure	Senior Managing Director and Portfolio Manager of Aristotle Pacific (formerly PAM) since 2007. In addition to serving as a Portfolio Manager to the corporate (bank) loan strategy, Mr. Leasure has responsibility for overseeing REITs. He began his investment career in 1995 and has a BA from the University of California, Los Angeles and an MBA from Columbia University.
Michael Marzouk, CFA	Managing Director and Portfolio Manager of Aristotle Pacific (formerly PAM) since 2007. Mr. Marzouk is a Portfolio Manager to the corporate (bank) loan strategy. He began his investment career in 1997 and has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.
HIGH YIELD BOND PORTFOLIO
Brian M. Robertson, CFA	Managing Director of Aristotle Pacific (formerly PAM) since 2012 and Portfolio Manager since 2008. Mr. Robertson also provides research and analysis of investments in the forest products, paper and packaging sectors. He began his investment career in 2003 and has a BA from the University of Michigan.
C. Robert Boyd	Managing Director of Aristotle Pacific (formerly PAM) since 2017 and Portfolio Manager since 2014. Mr. Boyd has responsibility for overseeing all credit research activities. Mr. Boyd is a member of the high yield portfolio management team and provides research and analysis of investments in the leisure sector. He began his investment career in 1998 and has a BA from California State University, Long Beach and an MBA from the University of Southern California.

SUPPLEMENT DATED MARCH 20, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2022 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios – In the Management subsection, information regarding Suzanne Henige and Amy Whitelaw is deleted and the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Peter Sietsema, CFA, Director and Senior Portfolio Manager               Since 2023

Disclosure Changes to the About Management section

In the table for BlackRock Investment Management, LLC, information regarding Suzanne Henige, CFA and Amy Whitelaw is deleted and the following is added for the PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios:

Peter Sietsema, CFA	Director, Senior Portfolio Manager and a member of BlackRock’s ETF and index investments team since 2007. He began his investment career in 2001 and has a BS from California State University, Sacramento.

SUPPLEMENT DATED MARCH 20, 2023

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2022

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2022 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio – At a meeting held on March 15, 2023, the Board of Trustees of Pacific Select Fund (the “Trust”), including a majority of the independent trustees, approved Aristotle Pacific Capital, LLC (“Aristotle Pacific”) to serve as sub-adviser to the Core Income, Floating Rate Income and High Yield Bond Portfolios (the “Funds”), effective upon the closing of the acquisition of the Funds’ current sub-adviser, Pacific Asset Management (“PAM”), by Aristotle Capital Management, LLC (“Aristotle”) that is expected to occur in the second quarter of 2023 (the “Acquisition”). Upon the closing of the Acquisition, PAM will become a subsidiary of Aristotle and will be renamed Aristotle Pacific Capital, LLC. As a result, all references to PAM in the SAI will be deleted and replaced with Aristotle Pacific effective as of the closing of the Acquisition. There are not expected to be any changes to the Funds’ investment objectives, principal investment strategies or portfolio management teams as a result of the Acquisition.

Large-Cap Growth Portfolio – At a meeting held on March 15, 2022, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved FIAM LLC (“FIAM”) to serve as the sub-adviser of the Large-Cap Growth Portfolio (the “Fund”) effective May 1, 2023, replacing BlackRock Investment Management, LLC.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the table in the Management Information section, all references and information for Jane M. Guon have been deleted and the following is added following the information for Carleton J. Muench in the Interested Persons table.

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]

Starla C. Yamauchi Year of birth 1970	Secretary and Assistant Vice President since 1/04/23	Secretary (1/23 to present), Assistant Vice President (11/21 to present), and Assistant Secretary (8/15 to 1/23) of Pacific Life; Secretary (1/23 to present), Assistant Vice President (11/21 to present), and Assistant Secretary (5/16 to 1/23) of Pacific LifeCorp; Secretary (1/23 to present), Assistant Vice President (5/22 to present), and Assistant Secretary (5/16 to 1/23) of Pacific Mutual Holding Company; Secretary (1/23 to present), Assistant Vice President (1/23 to present) and Assistant Secretary (5/19 to 1/23) of Pacific Select Distributors, LLC; Secretary (1/23 to present) and Assistant Vice President (1/23 to present) of Pacific Funds Series Trust.	84

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, effective as of the closing of the Acquisition, the section for Pacific Asset Management LLC will be deleted and the following will be added in alphabetical order:

Aristotle Pacific Capital, LLC (“Aristotle Pacific”)

Aristotle Pacific (formerly named Pacific Asset Management LLC) is a registered investment adviser that actively invests in corporate credit securities on behalf of institutional clients.  Aristotle Pacific is a wholly-owned subsidiary of Aristotle Capital Management, LLC, an independent investment management firm.

In the Compensation Structures and Methods section, under the BlackRock subsection, all information regarding Caroline Bottinelli, Lawrence G. Kemp and Phil Ruvinsky will be deleted effective May 1, 2023.

Also in the Compensation Structures and Methods section, under the BlackRock subsection, all references to Suzanne Henige and Amy Whitelaw are deleted and replaced with Peter Sietsema.

In the Other Accounts Managed section, under BlackRock’s portion of the table, all information regarding Suzanne Henige and Amy Whitelaw is deleted and the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
BlackRock
Peter Sietsema[4]
Registered Investment Companies	66	$162,736,487,368	None	N/A
Other Pooled Investment Vehicles	280	$754,103,555,202	None	N/A
Other Accounts	114	$528,051,192,711	1	$1,874,557,827

_________________________

4 Other Accounts Managed information as of December 31, 2022.

Also in the Other Accounts Managed section, under BlackRock’s portion of the table, all information regarding Caroline Bottinelli, Lawrence G. Kemp and Phil Ruvinsky will be deleted effective May 1, 2023.

Also in the Other Accounts Managed section, under Boston Partners’ portion of the table, the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Boston Partners
Timothy P. Collard[4]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

_________________________

4 Other Accounts Managed information as of December 31, 2022.

Also in the Other Accounts Managed section, under FIAM’s portion of the table, the following will be added alphabetically effective May 1, 2023:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
FIAM
Asher Anolic[4]
Registered Investment Companies	8	$20,848,909,799	3	$7,738,790,531
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	1	$1,290,003	None	N/A
Jason Weiner[4]
Registered Investment Companies	6	$20,366,881,948	2	$7,718,504,228
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

_________________________

4 Other Accounts Managed information as of December 31, 2022.

Also in the Other Accounts Managed section, under JPMorgan’s portion of the table, all information regarding Lawrence Playford is deleted.

OTHER INFORMATION

In the Proxy Voting Policies and Procedures section, the second sentence of the How shares will be voted by the ESG Portfolios, PSF DFA Balanced Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios subsection is deleted and replaced with the following:

If an Underlying Fund calls a shareholder meeting and solicits proxies, the Funds-of-Funds will vote their shares in accordance with the following: (1) if there are “Direct Investors” (shareholders other than the Funds-of-Funds, Pacific Life, PLFA and their affiliates) of an Underlying Fund, the Fund-of-Funds will vote any proxies of the Underlying Fund in the same proportion as the voting instructions received from all Direct Investors (“mirror voting”); (2) if there are no Direct Investors of an Underlying Fund, the Fund-of-Funds will seek voting instructions from the shareholders of the Funds-of-Funds, in which case the Trust will vote proxies in the same proportion as the instructions timely received from shareholders of a Fund-of-Funds, as applicable (“pass through voting”); (3) in the event a Fund-of-Funds and an Underlying Fund solicit a proxy for an identical proposal, and there are no Direct Investors of the Underlying Fund, then the Trust will pass through and mirror vote their proxies of the Underlying Fund in the same proportions as the voting instructions received on the proposal by the shareholders of a Fund-of-Funds, as applicable; or (4) the Trust may vote proxies in a manner as determined by the Board of Trustees of the Trust.